Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expenses
Selling, general and administrative expenses

20.Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Personnel expense	€94,251	€40,082	€18,292
Consulting fees	42,459	16,343	5,472
Supervisory board	4,243	2,792	1,088
Other Expenses	8,414	5,352	2,619
	€149,367	€64,569	€27,471